Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug. 30, 2013
Registrant Name	MORGAN STANLEY MORTGAGE SECURITIES TRUST
Central Index Key	0000806564
Amendment Flag	false
Document Creation Date	Aug. 30, 2013
Document Effective Date	Aug. 30, 2013
Prospectus Date	Feb. 28, 2013
Morgan Stanley Mortgage Securities Trust | A
Risk/Return:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B
Risk/Return:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L
Risk/Return:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I
Risk/Return:
Trading Symbol	MTGDX